Cover	Mar. 10, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2022
Entity File Number	001-40083
Entity Registrant Name	B. Riley Principal 150 Merger Corp.
Entity Central Index Key	0001839360
Entity Tax Identification Number	85-2081659
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	299 Park Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10171
City Area Code	(212)
Local Phone Number	457-3300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	BRPMU
Security Exchange Name	NASDAQ
Class Common Stock Par Value 0. 0001pershare [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BRPM
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	BRPMW
Security Exchange Name	NASDAQ